Estimated Fair Value of Derivatives (Detail)	12 Months Ended
Sep. 24, 2011
April 2011 Warrants
Schedule Of Information About Described Model Inputs Used To Determine Fair Value Of Each Class Of Credit Derivative [Line Items]
Strike price	1.00
Expected term	6 years 6 months 22 days
Volatility	98.87%
Risk-free rate	1.35%
March 2011 5 Year Warrants
Schedule Of Information About Described Model Inputs Used To Determine Fair Value Of Each Class Of Credit Derivative [Line Items]
Strike price	1.00
Expected term	4 years 4 months 24 days
Volatility	98.87%
Risk-free rate	0.63%
March 2011 13 Month Warrants
Schedule Of Information About Described Model Inputs Used To Determine Fair Value Of Each Class Of Credit Derivative [Line Items]
Strike price	1.00
Expected term	6 months
Volatility	98.87%
Risk-free rate	0.02%
March 2010 Warrants
Schedule Of Information About Described Model Inputs Used To Determine Fair Value Of Each Class Of Credit Derivative [Line Items]
Strike price	2.70
Expected term	5 years
Volatility	98.87%
Risk-free rate	0.89%
August 2009 Warrants
Schedule Of Information About Described Model Inputs Used To Determine Fair Value Of Each Class Of Credit Derivative [Line Items]
Strike price	4.50
Expected term	2 years 9 months 18 days
Volatility	98.87%
Risk-free rate	0.37%